Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Jul. 31, 2013
Supplement [Text Block]	baif_SupplementTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Effective March 1, 2014, the Blackstone Alternative Multi-Manager Fund Prospectus and

Statement of Additional Information, each dated July 31, 2013 and as supplemented

October 18, 2013 and November 21, 2013, are revised as follows:

Investment Strategies

The sentence immediately preceding the lists of the main strategies of the Sub-Advisers and Investment Funds in the “Principal Investment Strategies” section on page 3 of the Prospectus and the “More on the Fund’s Investment Strategies, Investments, and Risks” section on page 12 of the Prospectus is amended and restated as follows:

The main strategies of the Sub-Advisers and Investment Funds may include:

Addition of Sub-Advisers and Allocation to Sub-Advisers

Pursuant to action taken by the Board of Trustees, AlphaParity, LLC and Union Point Advisors, LLC will serve as sub-advisers to the Fund.

Additionally, references in the Prospectus to Bayview Asset Management, LLC are revised to reflect that the Adviser has currently allocated a portion of the Fund to Bayview Asset Management, LLC.

The lists of sub-advisers to the Fund and the sentence immediately preceding such lists in the “Principal Investment Strategies” section on page 4 of the Prospectus and “More on the Fund’s Investment Strategies, Investments, and Risks” section on page 12 of the Prospectus are amended and restated as follows:

The Adviser has currently entered into sub-advisory agreements with, and may allocate the Fund’s assets to, the following Sub-Advisers:

Sub-Adviser	Strategy
AlphaParity, LLC	Quantitative Strategies
Bayview Asset Management, LLC	Fundamental Strategies
Boussard & Gavaudan Asset Management, LP	Multi-Strategy Strategies
BTG Pactual Asset Management US, LLC	Global Macro Strategies
Caspian Capital LP	Opportunistic Trading Strategies
Cerberus Sub-Advisory I, LLC	Opportunistic Trading Strategies
Chatham Asset Management, LLC	Opportunistic Trading Strategies
Credit Suisse Hedging-Griffo Serviços Internacionais S.A.	Global Macro Strategies
Good Hill Partners LP	Fundamental Strategies
HealthCor Management, L.P.	Fundamental Strategies
Nephila Capital Ltd.	Opportunistic Trading Strategies
Two Sigma Advisers, LLC	Quantitative Strategies
Union Point Advisors, LLC	Fundamental Strategies
Wellington Management Company, LLP	Fundamental Strategies

References to Bayview Asset Management, LLC in the “Principal Investment Strategies” section on page 4 of the Prospectus, “Management of the Fund” section on page 11 of the Prospectus, “More on the Fund’s Investment Strategies, Investments, and Risks” section on page 12 of the Prospectus, “More on Fund Management—Adviser and Sub-Advisers—Sub-Advisers” section on pages 27-28 of the Prospectus, and “Investment Management and Other Services—The Sub-Advisers” section on pages 53-54 of the Statement of Additional Information are revised to reflect that the Adviser has currently allocated a portion of the Fund’s assets to Bayview Asset Management, LLC.

Blackstone Alternative Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	baif_SupplementTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Effective March 1, 2014, the Blackstone Alternative Multi-Manager Fund Prospectus and

Statement of Additional Information, each dated July 31, 2013 and as supplemented

October 18, 2013 and November 21, 2013, are revised as follows:

Investment Strategies

The sentence immediately preceding the lists of the main strategies of the Sub-Advisers and Investment Funds in the “Principal Investment Strategies” section on page 3 of the Prospectus and the “More on the Fund’s Investment Strategies, Investments, and Risks” section on page 12 of the Prospectus is amended and restated as follows:

The main strategies of the Sub-Advisers and Investment Funds may include:

Addition of Sub-Advisers and Allocation to Sub-Advisers

Pursuant to action taken by the Board of Trustees, AlphaParity, LLC and Union Point Advisors, LLC will serve as sub-advisers to the Fund.

Additionally, references in the Prospectus to Bayview Asset Management, LLC are revised to reflect that the Adviser has currently allocated a portion of the Fund to Bayview Asset Management, LLC.

The lists of sub-advisers to the Fund and the sentence immediately preceding such lists in the “Principal Investment Strategies” section on page 4 of the Prospectus and “More on the Fund’s Investment Strategies, Investments, and Risks” section on page 12 of the Prospectus are amended and restated as follows:

The Adviser has currently entered into sub-advisory agreements with, and may allocate the Fund’s assets to, the following Sub-Advisers:

Sub-Adviser	Strategy
AlphaParity, LLC	Quantitative Strategies
Bayview Asset Management, LLC	Fundamental Strategies
Boussard & Gavaudan Asset Management, LP	Multi-Strategy Strategies
BTG Pactual Asset Management US, LLC	Global Macro Strategies
Caspian Capital LP	Opportunistic Trading Strategies
Cerberus Sub-Advisory I, LLC	Opportunistic Trading Strategies
Chatham Asset Management, LLC	Opportunistic Trading Strategies
Credit Suisse Hedging-Griffo Serviços Internacionais S.A.	Global Macro Strategies
Good Hill Partners LP	Fundamental Strategies
HealthCor Management, L.P.	Fundamental Strategies
Nephila Capital Ltd.	Opportunistic Trading Strategies
Two Sigma Advisers, LLC	Quantitative Strategies
Union Point Advisors, LLC	Fundamental Strategies
Wellington Management Company, LLP	Fundamental Strategies

References to Bayview Asset Management, LLC in the “Principal Investment Strategies” section on page 4 of the Prospectus, “Management of the Fund” section on page 11 of the Prospectus, “More on the Fund’s Investment Strategies, Investments, and Risks” section on page 12 of the Prospectus, “More on Fund Management—Adviser and Sub-Advisers—Sub-Advisers” section on pages 27-28 of the Prospectus, and “Investment Management and Other Services—The Sub-Advisers” section on pages 53-54 of the Statement of Additional Information are revised to reflect that the Adviser has currently allocated a portion of the Fund’s assets to Bayview Asset Management, LLC.